Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2023	2024
	$	$
Staff advances	110	67
Prepayment for products	226	525
Advance to OEMs	4,004	3,945
Rental and other deposits	46	27
VAT recoverable	725	899
Receivable from an export/import agent	20	-
Investment of convertible bond	338	438
Cash loan	100	100
Prepayment for debt settlement	-	1,000
Others	479	138
	6,048	7,139
Less: provision	(405)	(392)

	5,643	6,747